Fair Value of Financial Instruments (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis $ in Thousands	Jun. 30, 2020 USD ($)
Fair Value of Financial Instruments (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Derivative liabilities	$ 26
Total	26
Level 1 [Member]
Fair Value of Financial Instruments (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Derivative liabilities
Total
Level 2 [Member]
Fair Value of Financial Instruments (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Derivative liabilities	26
Total	26
Level 3 [Member]
Fair Value of Financial Instruments (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Derivative liabilities
Total